Revenue (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Revenue from Contract with Customer [Abstract]
Revenues	$ 478,608	$ 619,397	$ 63,337